Leases	12 Months Ended
Dec. 31, 2021
Presentation of leases for lessee [abstract]
Disclosure of leases [text block]

Note 28     Leases

The Consolidated Statement of Financial Position shows the following amounts relating to leases:

Amounts in US$ ‘000	2021	2020
Right of use assets
Production, facilities and machinery	15,175	14,806
Buildings and improvements	5,839	6,596
	21,014	21,402
Lease liabilities
Current	8,231	10,890
Non-current	12,513	11,457
	20,744	22,347

The Consolidated Statement of Income shows the following amounts relating to leases:

Amounts in US$ ‘000	2021	2020	2019
Depreciation charge of Right of use assets
Production, facilities and machinery	(5,526)	(6,472)	(1,834)
Buildings and improvements	(1,136)	(1,600)	(1,810)
	(6,662)	(8,072)	(3,644)
Unwinding of long-term liabilities (included in Financial results)	(1,453)	(1,247)	(419)
Expenses related to short-term leases (included in Production and operating cost and Administrative expenses)	(1,101)	(1,317)	(13,463)
Expenses related to low-value leases (included in Administrative expenses)	(906)	(736)	(314)

The table below summarizes the amounts of Right-of-use assets recognized and the movements during the reporting years:

Amounts in US$‘000	2021	2020
Right-of-use assets as of January 1	21,402	13,462
Additions / changes in estimates	5,288	561
Acquisitions (Note 36.1)	—	16,674
Foreign currency translation	986	(1,223)
Depreciation	(6,662)	(8,072)
Right-of-use assets as of December 31	21,014	21,402

The table below summarizes the amounts of Lease liabilities recognized and the movements during the reporting years:

Amounts in US$‘000	2021	2020
Lease liabilities as of January 1	22,347	13,243
Additions / changes in estimates	5,288	561
Acquisitions (Note 36.1)	—	17,851
Exchange difference	(365)	466
Foreign currency translation	(461)	(1,641)
Unwinding of discount	1,453	1,247
Lease payments	(7,518)	(9,380)
Lease liabilities as of December 31	20,744	22,347